Basis of presentation and summary of significant accounting policies	6 Months Ended
Jun. 30, 2021
Basis of presentation and summary of significant accounting policies

Note 1: Basis of presentation and summary of significant accounting policies

Description of business

DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.7% of our outstanding shares. The remaining 32.3% of our outstanding shares are held by STIC Special Situation Private Equity Fund (“STIC”). In 2017, DDI acquired DoubleDown Interactive, LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US, with its principal place of business located in Seattle, Washington, is our primary revenue-generating entity.

We develop and publish digital gaming content on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic and DoubleDown Fort Knox within various formats.

Acquisition of Double8 Games Co.,Ltd. (“Double8 Games”)

On February 25, 2020, we completed the acquisition of Double8 Games Co., Ltd. (“Double8 Games”) from DoubleU Games in exchange for KRW 2.3 billion (US $1.9 million). Double8 Games is based in Seoul, Korea, with the primary business of developing digital gaming content for international markets. The acquisition was considered a business combination among entities under common control and, therefore, the transfer of net assets was recorded at their carrying value with all financial information prior to the acquisition adjusted for comparability.

Assets acquired and liabilities assumed primarily consist of working capital items, including a right of use asset and lease obligation. The difference between the cash paid and carrying value of the net assets received was recorded as a capital investment from parent.

Basis of presentation

Our unaudited condensed consolidated financial statements include all adjustments of a normal, recurring nature necessary for the fair presentation of the results for the interim periods presented. The results for the interim period presented are not necessarily indicative of those for the full year. The condensed consolidated financial statements should be read in conjunction with our consolidated financial statements for the years ended December 31, 2020, 2019 and 2018.

The condensed consolidated financial statements include the balances and accounts of DDI and our controlled subsidiaries. All significant inter-company transactions, balances and unrealized gains or losses have been eliminated. We view our operations and manage our business as one operating segment.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires our management to make estimates and assumptions that affect financial statements and accompanying notes. We regularly evaluate estimates and assumptions related to provisions for income taxes, revenue recognition, expense accruals, deferred income tax asset valuation allowances, valuation of goodwill and intangibles, and legal contingencies. We base our estimates and assumptions on current facts, historical experience and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.

The actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties, including uncertainty in the current economic environment due to the recent outbreak of a novel strain of the coronavirus (“COVID-19”).

Functional currency and translation of financial statements

Our functional currency is the Korean Won (“KRW”) and the U.S. Dollar (“dollar,” “USD,” “US$,” or “$”) is the functional currency of our United States subsidiaries. The accompanying condensed consolidated financial statements are presented in USD. The condensed consolidated balance sheet has been translated at the exchange rates prevailing at each balance sheet date. The condensed consolidated statements of income and comprehensive income and statement of cash flows have been translated using the weighted-average exchange rates prevailing during the periods of each statement. The equity capital is denominated in the functional currency, KRW, and is translated at historical exchange rates. All translation adjustments resulting from translating into the reporting currency are accumulated as a separate component of accumulated other comprehensive income in shareholders’ equity. Gains or losses resulting from foreign currency transactions are included in other income (expense).

Intercompany monetary items denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date with the gain or loss arising on translation recorded to other income (expense). Intercompany non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. When we parenthetically disclose USD amounts for certain financial instruments denominated in KRW for the benefit of the reader, we use the exchange rates in effect as of June 30, 2021, unless otherwise noted.

Financial instruments and concentration of credit risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

Accounts receivable are recorded and carried at the net invoiced amount, which is net of platform payment processing fees, unsecured, and represent amounts between us based on contractual obligations where an executed contract exists. We do not require collateral and have not recognized an allowance as management estimates the net receivable is fully collectible. Apple, Inc. (“Apple”), Facebook, Inc. (“Facebook”), and Google, LLC (“Google”) represent significant distribution, marketing, and payment platforms for our games. A substantial portion of our revenue for the three and six months ended June30, 2021 was generated from players who accessed our games through these platforms and a significant concentration of our accounts receivable balance is comprised of balances owed to us by these platforms.

The following table summarizes the percentage of revenue and accounts receivable generated via our platform providers in excess of 10% of our total revenue and total accounts receivable:

	Revenue concentration

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Apple	50.5%	49.9%	50.9%	49.9%
Facebook	26.4%	27.6%	26.6%	28.2%
Google	19.6%	19.8%	19.3%	19.0%

	Accounts receivable concentration
	As of June 30, 2021	As of December 31, 2020
Apple	68.8%	54.1%
Facebook	17.2%	25.9%
Google	12.7%	18.0%